PIMCO Equity Series

Supplement dated August 14, 2025 to the PIMCO Equity Series Prospectus (the “Prospectus”)

dated October 31, 2024, as supplemented from time to time

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and together, the “Funds”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Funds, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the Prospectus are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_081425

PIMCO Equity Series

Supplement dated August 14, 2025 to the Statement of Additional Information (the “SAI”)

dated October 31, 2024, as supplemented from time to time

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and together, the “Funds”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Funds, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the SAI are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_081425